UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011.

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: February 7, 2012.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $156,093
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number     Name

1         - -                    Rho Management Partners L.P.


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                                                  FORM 13F INFORMATION TABLE

                                           Value       Shares/  Sh/ Put/ Invst  Oth      Voting Authority
Name of Issuer    Title of Class  CUSIP    (x$1000)    PrnAmt   Prn Call Discr  Mngrs  Sole   Shared  None



3M COMPANY              COM      88579Y101     217        2,654  SH      Other   1               2,654
ACTIVE POWER INC        COM      00504W100   3,000    4,545,124  SH      Other   1           4,545,124
ANACOR PHARMA           COM      032420101  34,853    5,621,423  SH      Sole             5,621,423
BLUEFLY INC             COM      96227301   25,001   11,601,306  SH      Sole            11,601,306
CAPSTONE TURBINE        COM      14067D102   1,113      959,721  SH      Other   1             959,721
CATERPILLAR             COM      149123101     218        2,401  SH      Other   1               2,401
CISCO SYSTEMS           COM      17275R102     210       11,628  SH      Other   1              11,628
COCA-COLA CO            COM      191216100     221        3,160  SH      Other   1               3,160
DUPONT                  COM      263534109     222        4,845  SH      Other   1               4,845
EXXON MOBILE            COM      30231G102     224        2,646  SH      Other   1               2,646
GENVEC, INC.            COM      37246C109      42       18,036  SH      Sole                18,036
GENVEC, INC.            COM      37246C109     742      318,647  SH      Other   1             318,647
HSBC HOLDINGS PLC       COM      404280406   3,418       89,713  SH      Other   1              89,713
INTRALINKS              COM      46118H104  49,346    7,908,012  SH      Sole             7,908,012
ISHARES INC             COM      464286848   3,017      331,150  SH      Other   1             331,150
PROCTER & GAMBLE        COM      742718109     217        3,252  SH      Other   1               3,252
REACHLOCAL              COM      75525F104  20,592    3,331,966  SH      Sole             3,331,966
SCHLUMBERGER            COM      806857108     211        3,092  SH      Other   1               3,092
SYMETRA FINANCL         COM      87151Q106   2,102      231,744  SH      Other   1             231,744
TEMPLETON DRAGN FND     COM      88018T101   7,698      302,461  SH      Other   1             302,461
TEMPLETON RUS EAST EUR  COM      88022F105   1,960      144,003  SH      Other   1             144,003
UNITED TECHNOLOGIES     COM      913017109     208        2,848  SH      Other   1               2,848
VERENIUM CORP           COM      92340P209     473      216,902  SH      Sole               216,902
VERENIUM CORP           COM      92340P209     574      263,357  SH      Other   1             263,357
YUM! BRANDS             COM      988498101     214        3,623  SH      Other   1               3,623



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